Acquisitions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Jul. 15, 2022 JPY (¥)	Jul. 15, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Aug. 09, 2021 JPY (¥)	Aug. 09, 2021 USD ($)	Mar. 31, 2021 JPY (¥)
Other Acquisitions
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value	¥ 92,743				¥ 175,878			¥ 18,258
Contingent consideration recognised	0				0			0
Goodwill recognised	80,698				116,394			15,679
Identifiable intangible assets recognised	29,154				¥ 64,348			¥ 6,061
Ellation Holdings, Inc [Member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value						¥ 135,938	$ 1,237
Goodwill recognised						¥ 81,250
Percentage of voting equity interests acquired						100.00%	100.00%
Bungie, Inc. [Member]
Disclosure Of Business Combinations [Line Items]
Consideration transferred, acquisition-date fair value			¥ 333,859	$ 2,421
Contingent consideration recognised			41,938	$ 304
Goodwill recognised			¥ 193,801
Percentage of voting equity interests acquired			100.00%	100.00%
Consideration, acquisition-date undiscounted value			¥ 347,768	$ 2,522
Upfront cash consideration			207,511	1,505
Deferred consideration payable			84,410	612
Profit (loss) of acquiree since acquisition date	¥ 47,420	$ 338
Deferred payments of committed employee incentives			162,691	1,179
Total consideration of business combination, inclusive of purchase price and committed employee incentives			¥ 510,459	$ 3,701